UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10551

Nuveen New Jersey Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
	January 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 180	5.000%, 1/01/32	1/15 at 100.00	B3	$ 83,210
150	5.125%, 1/01/37	1/15 at 100.00	B3	69,224
330	Total Consumer Discretionary			152,434
	Consumer Staples – 5.1% (3.3% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
600	4.500%, 6/01/23	6/17 at 100.00	BBB	502,824
2,050	4.750%, 6/01/34	6/17 at 100.00	Baa3	1,224,588
2,200	5.000%, 6/01/41	6/17 at 100.00	Baa3	1,331,682
4,850	Total Consumer Staples			3,059,094
	Education and Civic Organizations – 15.9% (10.3% of Total Investments)
3,000	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey Project,	7/12 at 100.00	A2	3,036,209
	Series 2002C, 4.750%, 7/01/19 – FGIC Insured
200	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	199,634
	Series 2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
790	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	736,849
495	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A2	454,296
575	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of	1/14 at 100.00	A+	586,931
	Technology, Series 2004B, 5.000%, 7/01/21 – AMBAC Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	A1	520,795
	Series 2004A, 5.125%, 7/01/19 – FGIC Insured
1,090	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	BBB+	1,106,350
	2002A, 5.000%, 7/01/17 – RAAI Insured
105	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2,	12/20 at 100.00	Aa3	95,803
	5.000%, 12/01/30
180	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	170,678
	5.000%, 12/01/25
200	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	199,928
	Bond Trust PA-4643, 19.160%, 6/01/30 (IF) (4)
910	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/11 at 100.00	BBB–	905,041
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999, 5.375%, 2/01/19
1,790	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%,	12/12 at 100.00	Baa1	1,582,467
	12/01/31 – AMBAC Insured
9,835	Total Education and Civic Organizations			9,594,981
	Energy – 1.7% (1.1% of Total Investments)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC	1/13 at 100.00	Baa3	996,420
	Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
	Financials – 5.2% (3.3% of Total Investments)
600	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	5/11 at 100.00	N/R	498,864
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
1,250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds,	4/11 at 100.00	Ba1	1,244,825
	Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14
1,450	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Ba2	1,382,633
	Project, Series 2002, 5.750%, 10/01/21
3,300	Total Financials			3,126,322
	Health Care – 27.4% (17.8% of Total Investments)
220	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	201,894
	2004A, 5.750%, 2/15/34
400	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A1	378,540
	Series 2008A, 5.000%, 7/01/27
	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds,
	Jersey City Medical Center, Series 2001:
425	5.000%, 8/01/31 – AMBAC Insured	8/11 at 100.00	N/R	428,018
1,925	5.000%, 8/01/41 – AMBAC Insured	8/11 at 100.00	N/R	1,714,694
260	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA+	270,764
	Tender Option Bond Trust 3018, 19.402%, 7/01/38 – AGC Insured (IF)
610	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	556,680
	Medical Center, Series 2007, 5.000%, 7/01/37
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aa3	942,450
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
90	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	80,615
	Hospital, Series 2005A, 5.500%, 7/01/36
120	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	106,067
	Center, Series 2006, 5.125%, 7/01/35
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group, Series 2001:
400	5.500%, 7/01/21	7/11 at 100.00	A2	401,008
140	5.625%, 7/01/31	7/11 at 100.00	A2	130,434
510	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/11 at 100.00	AAA	487,091
	Obligated Group, Series 1999, 5.250%, 7/01/29 – AGM Insured
1,185	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center	7/12 at 101.00	BB+	1,078,895
	of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	493,430
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
630	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	N/R	574,333
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
1,520	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	1,138,146
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Series 2006:
2,455	5.000%, 7/01/36	7/16 at 100.00	A2	2,180,556
435	5.000%, 7/01/46	7/16 at 100.00	A2	373,043
775	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University	7/11 at 100.00	BBB–	775,550
	Hospital, Series 2000A, 6.875%, 7/01/20
1,390	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City	7/12 at 100.00	A+	1,406,291
	Medical Center, Series 2002, 5.750%, 7/01/25
1,150	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	N/R	879,037
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
960	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA+	898,195
	2007-I, 5.000%, 7/01/38 – AGC Insured
1,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/11 at 100.00	A1	1,103,883
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18
18,200	Total Health Care			16,599,614
	Housing/Multifamily – 4.0% (2.6% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
380	5.750%, 6/01/31	6/20 at 100.00	Baa3	351,276
200	5.875%, 6/01/42	6/20 at 100.00	Baa3	181,124
1,920	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	5/11 at 100.00	A+	1,871,558
	1997A, 5.650%, 5/01/40 – AMBAC Insured (Alternative Minimum Tax)
2,500	Total Housing/Multifamily			2,403,958
	Housing/Single Family – 0.3% (0.2% of Total Investments)
225	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	198,871
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
	Long-Term Care – 9.1% (5.9% of Total Investments)
415	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	329,103
	Evergreens Project, Series 2007, 5.625%, 1/01/38
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New
	Jersey, Series 2001:
1,000	5.500%, 6/01/21	6/11 at 102.00	A–	984,230
4,000	5.500%, 6/01/31	6/11 at 102.00	A–	3,775,439
520	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	7/11 at 100.00	BB+	426,509
	Obligated Group, Series 1998, 5.125%, 7/01/25
5,935	Total Long-Term Care			5,515,281
	Tax Obligation/General – 2.1% (1.4% of Total Investments)
700	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A1	712,929
	AMBAC Insured
190	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	195,575
	5.000%, 8/01/27
385	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/23 -	7/11 at 100.00	AAA	385,100
	AGM Insured
1,275	Total Tax Obligation/General			1,293,604
	Tax Obligation/Limited – 31.1% (20.2% of Total Investments)
400	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	439,312
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,000	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AA	1,082,790
	5.000%, 12/01/18 – NPFG Insured
750	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	A–	796,770
	2004, 5.250%, 1/01/16 – AMBAC Insured
435	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	469,430
	2007, 5.250%, 12/15/22 – AMBAC Insured
530	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	605,885
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
1,305	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	AA–	1,305,535
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
435	5.500%, 6/15/24	6/12 at 100.00	BBB	401,240
400	5.750%, 6/15/29	6/14 at 100.00	BBB	360,148
400	5.500%, 6/15/31	6/14 at 100.00	BBB	353,584
700	5.750%, 6/15/34	6/14 at 100.00	BBB	615,237
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
50	5.125%, 6/15/27	6/17 at 100.00	Baa3	44,310
75	5.125%, 6/15/37	6/17 at 100.00	Baa3	61,902
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
435	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA–	412,337
870	5.000%, 9/01/37	9/17 at 100.00	AA–	824,673
350	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AA+	385,445
	Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
655	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AA–	682,530
985	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA–	971,555
200	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	AA–	186,740
	Transformatiom Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
295	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	317,222
525	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	555,881
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	AA–	1,096,440
	Appreciation Series 2010A, 0.000%, 12/15/30
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	AA–	854,896
	2006A, 5.500%, 12/15/22
900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA–	1,008,342
	5.500%, 12/15/16 – NPFG Insured
665	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA+	689,918
	5.000%, 6/15/19 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
3,040	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA–	954,165
2,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA+	474,780
5,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA+	1,026,850
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	AA–	1,294,904
	5.000%, 12/15/24
290	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	A3	229,181
	2006A, 4.500%, 7/01/36 – CIFG Insured
350	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	320,733
	Lien Series 2010B, 5.250%, 10/01/29
29,140	Total Tax Obligation/Limited			18,822,735
	Transportation – 28.7% (18.7% of Total Investments)
500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%,	1/15 at 100.00	A+	501,740
	1/01/27 – NPFG Insured
700	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	666,099
	5.000%, 1/01/40
600	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	5/11 at 101.00	B	590,460
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	Aa3	1,093,910
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
765	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	A1	798,698
	Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured
2,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	2,122,020
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA+	1,555,710
360	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200	5/20 at 100.00	Aa3	344,095
	Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	Aa2	491,515
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	4/12 at 101.00	AA+	3,042,779
	Twenty-Fifth Series 2002, 5.000%, 10/15/26 – AGM Insured
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	6/14 at 100.00	Aa2	1,905,460
	Twenty-Seventh Series 2002, 5.125%, 6/15/37 – AMBAC Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
4,000	7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	Baa1	4,221,437
50	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/11 at 100.00	Baa1	48,873
16,975	Total Transportation			17,382,796
	U.S. Guaranteed – 16.3% (10.6% of Total Investments) (5)
1,000	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic	9/12 at 101.00	N/R (5)	1,089,600
	Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)
175	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A– (5)	202,064
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System
	Obligated Group, Series 2003A:
750	5.000%, 7/01/26 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	815,333
630	5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	690,480
1,250	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	A2 (5)	1,342,963
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	205,074
2,430	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	2,741,136
250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AA– (5)	276,918
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured
505	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	AAA	530,159
	5.500%, 8/01/29 (Pre-refunded 2/01/12)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
590	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	601,883
1,250	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,384,738
9,000	Total U.S. Guaranteed			9,880,348
	Utilities – 4.7% (3.0% of Total Investments)
2,300	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – NPFG Insured	4/11 at 100.00	Baa1	2,059,259
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	769,365
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12
3,050	Total Utilities			2,828,624
	Water and Sewer – 2.2% (1.4% of Total Investments)
150	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	149,633
	6.000%, 7/01/25
500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A	478,455
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
220	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	11/20 at 100.00	A	200,658
	Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)
500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A,	8/12 at 100.00	N/R	509,565
	5.250%, 8/01/19 – FGIC Insured
1,370	Total Water and Sewer			1,338,311
$ 106,985	Total Investments (cost $97,879,831) – 154.1%			93,193,393
	MuniFund Term Preferred Shares, at Liquidation Value – (57.9)% (6)			(35,050,000)
	Other Assets Less Liabilities – 3.8%			2,348,842
	Net Assets Applicable to Common Shares – 100%			$ 60,492,235

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$93,193,393	$—	$93,193,393

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments was $97,840,055.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011, were as follows:

Gross unrealized
Appreciation	$1,522,159
Depreciation	(6,168,821)
Net unrealized appreciation (depreciation) of investments	$(4,646,662)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 37.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 1, 2011